Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following tables summarize compensation information for the principal executive officer and average compensation for the other named executive officers required by the SEC rules regarding Pay Versus Performance. The Company uses Annualized Net Income growth as its Company Selected Measure (CSM).

Year	SCT Total Compensation for CEO	Compensation Actually Paid to CEO	Average SCT Total Compensation for Other NEOs	Average Compensation Actually Paid to Other NEOs	Value of Initial Fixed $100 Investment Based on:		Net Income	Annualized Net Income Growth
					FFIN TSR	Peer Group TSR *

2025	$3,356,547	$2,630,089	$1,359,448	$1,116,654	$85.10	$109.39	$253,579	13%
2024	$3,552,000	$4,629,376	$1,235,095	$1,422,678	$102.71	$105.88	$223,511	12%
2023	$1,239,808	$798,730	$931,430	$850,609	$86.32	$84.70	$198,977	-15%
2022	$3,089,587	$448,226	$991,910	$548,081	$98.01	$88.96	$234,475	3%
2021	$3,442,141	$5,876,530	$981,457	$1,448,906	$144.84	$116.73	$227,562	13%

* Peer Group TSR is based on the KBW Nasdaq Bank Index

Mr. Dueser served as our principal executive officer for 2021-2025. The other NEOs reflected in the table were the following individuals for 2025: Mr. Butler, Ms. Hickox, Mr. Bailey, and Mr. Longhofer. For 2024, it reflects the following individuals: Mr. Butler, Ms. Hickox, Mr. Bailey, and Mr. Kirk Thaxton. For 2023, it reflects the following individuals: Mr. Butler, Ms. Hickox, Mr. Longhofer, and Mr. Thaxton. For 2022, it reflects the following individuals: Mr. Butler, Mr. James R. Gordon, Mr. Thaxton, Mr. Longhofer. For 2021 it reflects the following individuals: Mr. Butler, Mr. Gordon, Mr. Thaxton and Mr. Gary Gragg.

To calculate the Compensation Actually Paid (CAP), the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:

Year	SCT Total Compensation for CEO	Deductions from SCT Total	Additions to SCT Total	CAP
		i	ii
2025	$3,356,547	$(1,148,610)	$422,152	$2,630,089
2024	$3,552,000	$(1,340,131)	$2,417,506	$4,629,376
2023	$1,239,808	$(45,583)	$(395,495)	$798,730
2022	$3,089,587	$(1,361,910)	$(1,279,451)	$448,226
2021	$3,442,141	$(1,672,598)	$4,106,987	$5,876,530

Year	SCT Total Compensation for other NEOs	Deductions from SCT Total	Additions to SCT Total	CAP
		i	ii
2025	$1,359,448	$(417,845)	$175,051	$1,116,654
2024	$1,235,095	$(346,092)	$533,675	$1,422,678
2023	$931,430	$(311,413)	$230,592	$850,609
2022	$991,910	$(256,830)	$(186,999)	$548,081
2021	$981,457	$(231,433)	$698,882	$1,448,906

(i) Represents grant date fair value of equity based awards granted for each year shown and change in pension value and non-qualified deferred compensation for each year.

(ii) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP and the change in value of non-qualified compensation plans for each year shown.

The equity component of CAP for the year ended December 31, 2025 is further detailed below.

CEO Equity Component of CAP for FY 2025:
Equity Type	Fair Value of Current Year Equity Awards at 12/31/2025	Change in Value of Prior Years' Awards Unvested at 12/31/2025	Change in Value of Prior Years' Awards That Vested in FY 2025	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
ISOs	$—	$(128,127)	$(19,063)	$(147,190)
RSAs	—	—	—	—
RSUs	368,954	(58,797)	(513)	309,644
PSUs	368,954	(88,195)	(7,016)	273,743
Total	$737,908	$(275,119)	$(26,592)	$436,197

Average Non-CEO NEOs Equity Component of CAP for FY 2025:
Equity Type	Fair Value of Current Year Equity Awards at 12/31/2025	Change in Value of Prior Years' Awards Unvested at 12/31/2025	Change in Value of Prior Years' Awards That Vested in FY 2025	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
ISOs	$66,941	$(55,601)	$(10,174)	$1,166
RSAs	—	—	—	—
RSUs	94,277	(18,158)	(508)	75,611
PSUs	94,277	(36,662)	(584)	57,031
Total	$255,495	$(110,421)	$(11,266)	$133,808

Company Selected Measure Name		Annualized Net Income Growth
Named Executive Officers, Footnote

Mr. Dueser served as our principal executive officer for 2021-2025. The other NEOs reflected in the table were the following individuals for 2025: Mr. Butler, Ms. Hickox, Mr. Bailey, and Mr. Longhofer. For 2024, it reflects the following individuals: Mr. Butler, Ms. Hickox, Mr. Bailey, and Mr. Kirk Thaxton. For 2023, it reflects the following individuals: Mr. Butler, Ms. Hickox, Mr. Longhofer, and Mr. Thaxton. For 2022, it reflects the following individuals: Mr. Butler, Mr. James R. Gordon, Mr. Thaxton, Mr. Longhofer. For 2021 it reflects the following individuals: Mr. Butler, Mr. Gordon, Mr. Thaxton and Mr. Gary Gragg.

PEO Total Compensation Amount		$ 3,356,547	$ 3,552,000	$ 1,239,808	$ 3,089,587	$ 3,442,141
PEO Actually Paid Compensation Amount		$ 2,630,089	4,629,376	798,730	448,226	5,876,530
Adjustment To PEO Compensation, Footnote

To calculate the Compensation Actually Paid (CAP), the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:

Year	SCT Total Compensation for CEO	Deductions from SCT Total	Additions to SCT Total	CAP
		i	ii
2025	$3,356,547	$(1,148,610)	$422,152	$2,630,089
2024	$3,552,000	$(1,340,131)	$2,417,506	$4,629,376
2023	$1,239,808	$(45,583)	$(395,495)	$798,730
2022	$3,089,587	$(1,361,910)	$(1,279,451)	$448,226
2021	$3,442,141	$(1,672,598)	$4,106,987	$5,876,530

The equity component of CAP for the year ended December 31, 2025 is further detailed below.

CEO Equity Component of CAP for FY 2025:
Equity Type	Fair Value of Current Year Equity Awards at 12/31/2025	Change in Value of Prior Years' Awards Unvested at 12/31/2025	Change in Value of Prior Years' Awards That Vested in FY 2025	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
ISOs	$—	$(128,127)	$(19,063)	$(147,190)
RSAs	—	—	—	—
RSUs	368,954	(58,797)	(513)	309,644
PSUs	368,954	(88,195)	(7,016)	273,743
Total	$737,908	$(275,119)	$(26,592)	$436,197

Non-PEO NEO Average Total Compensation Amount		$ 1,359,448	1,235,095	931,430	991,910	981,457
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,116,654	1,422,678	850,609	548,081	1,448,906
Adjustment to Non-PEO NEO Compensation Footnote

To calculate the Compensation Actually Paid (CAP), the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:

Year	SCT Total Compensation for other NEOs	Deductions from SCT Total	Additions to SCT Total	CAP
		i	ii
2025	$1,359,448	$(417,845)	$175,051	$1,116,654
2024	$1,235,095	$(346,092)	$533,675	$1,422,678
2023	$931,430	$(311,413)	$230,592	$850,609
2022	$991,910	$(256,830)	$(186,999)	$548,081
2021	$981,457	$(231,433)	$698,882	$1,448,906

The equity component of CAP for the year ended December 31, 2025 is further detailed below.

Average Non-CEO NEOs Equity Component of CAP for FY 2025:
Equity Type	Fair Value of Current Year Equity Awards at 12/31/2025	Change in Value of Prior Years' Awards Unvested at 12/31/2025	Change in Value of Prior Years' Awards That Vested in FY 2025	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
ISOs	$66,941	$(55,601)	$(10,174)	$1,166
RSAs	—	—	—	—
RSUs	94,277	(18,158)	(508)	75,611
PSUs	94,277	(36,662)	(584)	57,031
Total	$255,495	$(110,421)	$(11,266)	$133,808

Compensation Actually Paid vs. Total Shareholder Return

The chart below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our Other NEOs and our cumulative TSR over the most recently completed fiscal years.

CAP vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income

The chart below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our Other NEOs and our net income over the most recently completed fiscal years.

CAP vs. Net Income

Total Shareholder Return Vs Peer Group		The table below shows the relationship between our cumulative TSR and our peer group TSR over the five most recently completed fiscal years. Total Shareholder Return: Company vs. Peer Group
Tabular List, Table

The four items listed below represent the most important metrics we used to determine CAP for the year ended December 31, 2025, as further described in our Compensation Discussion and Analysis within the Short Term Incentives and Long Term Incentives sections.

Most Important Performance Measures
Efficiency Ratio
Return on Assets
Return on Equity
Annual Net Income Growth

Total Shareholder Return Amount		$ 85.1	102.71	86.32	98.01	144.84
Peer Group Total Shareholder Return Amount	[1]	109.39	105.88	84.7	88.96	116.73
Net Income (Loss)		$ 253,579,000	$ 223,511,000	$ 198,977,000	$ 234,475,000	$ 227,562,000
Company Selected Measure Amount		0.13	0.12	(0.15)	0.03	0.13
PEO Name		Mr. Dueser	Mr. Dueser	Mr. Dueser	Mr. Dueser	Mr. Dueser
Measure:: 1
Pay vs Performance Disclosure
Name		Efficiency Ratio
Measure:: 2
Pay vs Performance Disclosure
Name		Return on Assets
Measure:: 3
Pay vs Performance Disclosure
Name		Return on Equity
Measure:: 4
Pay vs Performance Disclosure
Name		Annual Net Income Growth
Non-GAAP Measure Description

Annualized Net Income Growth (CSM) is a primary driver of short term incentives and relative annualized net income growth is a key component of long term incentives. It is a key driver in both cash incentive bonuses as well as profit sharing amounts. The CEO and the other NEO's net income growth goals are set by the Compensation committee each year. In 2025, the consolidated Company exceeded the earnings growth goal.

PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	$ (1,148,610)	$ (1,340,131)	$ (45,583)	$ (1,361,910)	$ (1,672,598)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	422,152	2,417,506	(395,495)	(1,279,451)	4,106,987
PEO | RSAs | Adjustment to Compensation Change in Value of Prior Years' Awards That Vested in Fiscal Year, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | RSAs | Adjustment to Compensation Fair Value of Current Year Equity Awards, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | RSAs | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | RSAs | Adjustment to Compensation Equity Value Included in C A P, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | ISOs | Adjustment to Compensation Change in Value of Prior Years' Awards That Vested in Fiscal Year, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(19,063)
PEO | ISOs | Adjustment to Compensation Equity Value Included in C A P, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(147,190)
PEO | ISOs | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(128,127)
PEO | ISOs | Adjustment to Compensation Fair Value of Current Year Equity Awards, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | PSUs | Adjustment to Compensation Fair Value of Current Year Equity Awards, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		368,954
PEO | PSUs | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(88,195)
PEO | PSUs | Adjustment to Compensation Change in Value of Prior Years' Awards That Vested in Fiscal Year, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,016)
PEO | PSUs | Adjustment to Compensation Equity Value Included in C A P, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		273,743
PEO | RSUs | Adjustment to Compensation Fair Value of Current Year Equity Awards, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		368,954
PEO | RSUs | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(58,797)
PEO | RSUs | Adjustment to Compensation Change in Value of Prior Years' Awards That Vested in Fiscal Year, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(513)
PEO | RSUs | Adjustment to Compensation Equity Value Included in C A P, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		309,644
PEO | Total Equity Component Of CAP [Member] | Adjustment to Compensation Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		737,908
PEO | Total Equity Component Of CAP [Member] | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(275,119)
PEO | Total Equity Component Of CAP [Member] | Adjustment to Compensation Change in Value of Prior Years' Awards That Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(26,592)
PEO | Total Equity Component Of CAP [Member] | Adjustment to Compensation Equity Value Included in C A P [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		436,197
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[2]	(417,845)	(346,092)	(311,413)	(256,830)	(231,433)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[3]	175,051	$ 533,675	$ 230,592	$ (186,999)	$ 698,882
Non-PEO NEO | RSAs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | RSAs | Adjustment to Compensation Change in Value of Prior Years' Awards That Vested in Fiscal Year, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | RSAs | Adjustment to Compensation Fair Value of Current Year Equity Awards, Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | RSAs | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | ISOs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,166
Non-PEO NEO | ISOs | Adjustment to Compensation Change in Value of Prior Years' Awards That Vested in Fiscal Year, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,174)
Non-PEO NEO | ISOs | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(55,601)
Non-PEO NEO | ISOs | Adjustment to Compensation Fair Value of Current Year Equity Awards, Incentive Stock Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		66,941
Non-PEO NEO | PSUs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		57,031
Non-PEO NEO | PSUs | Adjustment to Compensation Fair Value of Current Year Equity Awards, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		94,277
Non-PEO NEO | PSUs | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(36,662)
Non-PEO NEO | PSUs | Adjustment to Compensation Change in Value of Prior Years' Awards That Vested in Fiscal Year, Performance Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(584)
Non-PEO NEO | RSUs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		75,611
Non-PEO NEO | RSUs | Adjustment to Compensation Fair Value of Current Year Equity Awards, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		94,277
Non-PEO NEO | RSUs | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(18,158)
Non-PEO NEO | RSUs | Adjustment to Compensation Change in Value of Prior Years' Awards That Vested in Fiscal Year, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(508)
Non-PEO NEO | Total Equity Component Of CAP [Member] | Adjustment to Compensation Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		255,495
Non-PEO NEO | Total Equity Component Of CAP [Member] | Adjustment to Compensation Change in Value of Prior Years' Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(110,421)
Non-PEO NEO | Total Equity Component Of CAP [Member] | Adjustment to Compensation Change in Value of Prior Years' Awards That Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(11,266)
Non-PEO NEO | Total Equity Component Of CAP [Member] | Adjustment to Compensation Equity Value Included in C A P [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 133,808

[1]	Peer Group TSR is based on the KBW Nasdaq Bank Index
[2]	Represents grant date fair value of equity based awards granted for each year shown and change in pension value and non-qualified deferred compensation for each year.
[3]	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP and the change in value of non-qualified compensation plans for each year shown.